Lease Arrangements (Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Lease Arrangements [Abstract]
2015	$ 22,535
2016	17,391
2017	12,330
2018	7,628
2019	4,096
Thereafter	9,375
Total minimum rental payments	$ 73,355